INCOME STATEMENT BREAKDOWN (Tables)	9 Months Ended
Sep. 30, 2024
Disclosure of income statement breakdown [Abstract]
Summary of Income Statement Breakdown
The breakdown of Income is detailed below: Net Income from Interest, Net Fee Income, and Net Income from Financial Instruments measured at Fair Value through Profit or Loss, as of the given dates:

	Three months as of 09.30.24		Nine months as of 09.30.24
Items	Net Financial Income/(Expense)	OCI	Net Financial Income/(Expense)	OCI
By measuring Financial Assets at fair value through profit or loss	172,971,735	25,676,063	551,813,652	25,777,982
Income from Government Securities	126,294,944	25,676,063	443,735,641	25,777,982
Income from Corporate Securities	14,077,124	—	65,312,270	—
Income from Derivative Financial Instruments	5,251,642	—	6,014,737	—
Forward Transactions	5,244,583	—	6,007,678	—
Options	7,059	—	7,059
Income from Other Financial Assets	109	—	12,235	—
Income from sale or derecognition of Financial Assets at fair value	27,347,916	—	36,738,769	—
For Financial Liabilities measured at Fair Value through Profit or Loss	20,408,300	—	(17,384,084)	—
Income from Derivative Financial Instruments	20,408,300	—	(17,384,084)	—
Forward Transactions	11,546,574	—	(16,972,828)	—
Options	8,861,726	—	(411,256)	—
Total	193,380,035	25,676,063	534,429,568	25,777,982

	Three months as of 09.30.23		Nine months as of 09.30.23
Items	Net Financial Income/(Expense)	OCI	Net Financial Income/(Expense)	OCI
By measuring Financial Assets at fair value through profit or loss	135,271,854	(864,587)	552,482,520	215,528
Income from Government Securities	58,365,376	(864,587)	363,043,616	215,528
Income from Corporate Securities	72,260,505	—	177,375,951	—
Income from Derivative Financial Instruments	4,645,973	—	12,062,953	—
Forward Transactions	4,645,973	—	12,062,953	—
Income from Other Financial Assets	—	—	—	—
Income from sale or derecognition of Financial Assets at fair value	—	—	—
For Financial Liabilities measured at Fair Value through Profit or Loss	(9,240,405)	—	(14,581,260)	—
Income from Derivative Financial Instruments	(9,240,405)	—	(14,581,260)	—
Forward Transactions	3	—	(348,850)	—
Options	(9,240,408)	—	(14,232,410)	—
Total	126,031,449	(864,587)	537,901,260	215,528

Interest-related Income	Three months as of 09.30.24	Nine months as of 09.30.24	Three months as of 09.30.23	Nine months as of 09.30.23
For Cash and due from Banks	170,269	397,851	147,216	379,558
For Corporate Securities	1,653,905	7,995,124	5,045,581	11,699,346
For Government Securities	527,059,326	2,773,766,337	1,401,339,246	3,359,954,051
For Loans and Other Financing	763,825,873	2,634,040,560	1,052,937,148	2,937,294,516
Financial Sector	7,987,465	17,552,141	8,900,763	21,545,654
Non-Financial Private Sector	755,838,408	2,616,488,419	1,044,036,385	2,915,748,862
Advances	45,056,946	209,480,292	102,584,847	263,046,736
Mortgage	50,346,771	292,204,244	76,979,357	222,505,122
Pledges	10,525,216	28,290,734	14,589,754	43,636,366
Personal	194,722,530	482,531,920	100,352,076	273,850,689
Credit Cards	284,667,778	948,726,281	327,556,741	998,522,053
Finance Leases	1,358,345	4,624,699	3,518,029	9,516,482
Overdrafts	159,762,891	619,028,835	388,220,004	997,980,386
Exports Prefinancing and Financing	2,530,322	5,125,089	809,418	3,617,810
Others	6,867,609	26,476,325	29,426,159	103,073,218
For Repurchase Transactions	20,541,254	879,975,272	230,505,676	540,302,451
Argentine Central Bank	20,176,643	879,066,375	227,154,666	536,866,380
Other Financial Institutions	364,611	908,897	3,351,010	3,436,071
Total	1,313,250,627	6,296,175,144	2,689,974,867	6,849,629,922

Interest-related Expenses	Three months as of 09.30.24	Nine months as of 09.30.24	Three months as of 09.30.23	Nine months as of 09.30.23
On Deposits	(458,548,356)	(1,915,786,590)	(1,614,835,663)	(4,069,822,607)
Non-Financial Private Sector	(458,548,356)	(1,915,786,590)	(1,614,835,663)	(4,069,822,607)
Checking Accounts	(874,018)	(1,841,774)	198,250	(589,324)
Savings Accounts	(43,430,484)	(134,854,489)	(35,370,568)	(76,224,009)
Time Deposits and Term Investments	(205,304,728)	(1,027,220,436)	(1,158,592,927)	(2,988,709,768)
Others	(208,939,126)	(751,869,891)	(421,070,418)	(1,004,299,506)
For Financing Received from the Argentine Central Bank and Other Financial Institutions	(23,137,389)	(93,975,903)	(44,028,686)	(110,490,110)
For Repurchase Transactions	(55,199,379)	(139,468,523)	(32,228,944)	(94,139,679)
Argentine Central Bank	(145,212)	(145,212)	—	—
Other Financial Institutions	(55,054,167)	(139,323,311)	(32,228,944)	(94,139,679)
For Other Financial Liabilities	3,677,147	(41,079,696)	(91,592,552)	(252,150,397)
For Issued Debt Securities	(12,597,751)	(69,483,471)	(57,862)	(83,496)
For Subordinated Debt Securities	(5,129,574)	(16,837,795)	(5,885,191)	(16,771,850)
Total	(550,935,302)	(2,276,631,978)	(1,788,628,898)	(4,543,458,139)

Fee Income	Three months as of 09.30.24	Nine months as of 09.30.24	Three months as of 09.30.23	Nine months as of 09.30.23
Credit Card-related Fees	138,119,779	361,109,967	123,407,810	337,905,174
Insurance-related Fees	5,145,245	13,181,560	5,957,306	17,371,435
Debt-related Fees	84,473,945	245,149,934	101,087,548	304,850,762
Credit-related Fees	37,482,885	101,030,657	29,162,475	87,872,506
Fees related to Loan Commitments and Financial Collateral	2,390,599	6,935,593	1,259,540	2,755,388
Securities-related Fees	21,941,646	58,501,679	15,702,752	38,806,128
Collection Management Fees	1,196,495	3,091,157	1,117,061	3,755,331
Foreign and Exchange Operations Fees	11,554,128	30,889,104	8,490,384	24,500,840
Total	302,304,722	819,889,651	286,184,876	817,817,564

Fee - related Expenses	Three months as of 09.30.24	Nine months as of 09.30.24	Three months as of 09.30.23	Nine months as of 09.30.23
Fees related to Securities Operations	(714,309)	(2,702,868)	(643,537)	(2,474,240)
Credit Card-related Fees	(26,670,392)	(70,724,081)	(21,369,586)	(66,550,027)
Foreign and Exchange Operations Fees	(1,900,128)	(6,044,083)	(936,769)	(3,223,512)
Fees related to Indirect Channels	(1,267,784)	(2,972,661)	(865,942)	(2,243,714)
Other Fees	(15,810,532)	(39,490,051)	(13,204,066)	(38,414,953)
Total	(46,363,145)	(121,933,744)	(37,019,900)	(112,906,446)